Jun. 29, 2018
Dana Large Cap Equity Fund

Valued Advisers Trust

Dana Large Cap Equity Fund & Dana Small Cap Equity Fund

Supplement to the Prospectus

dated February 28, 2018

Supplement dated June 29, 2018

The Board of Trustees (“Board”) of the Valued Advisers Trust (the “Trust”) has approved a change to the Investment Advisory Agreement between the Trust and Dana Investment Advisors, LLC, the adviser of the funds noted above (the “Adviser”), to reduce each fund’s management fee effective July 1, 2018.

Lower MANAGement fee - Dana Large Cap Equity Fund

Effective July 1, 2018, the Adviser contractually has agreed to lower the Fund’s management fee from 0.70% to 0.65% for the Dana Large Cap Equity Fund (the “Fund”). Accordingly, the section of the Fund’s prospectus dated February 28, 2018 labeled “FUND SUMMARY – Fees and Expenses of the Fund”, is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	None	None
Fee for Redemptions Paid by Wire	$15.00	$15.00
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.65%	0.65%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.22%	0.22%
Total Annual Fund Operating Expenses	1.12%	0.87%
Fee Waiver/Expenses Reimbursement	(0.13)%	(0.13)%
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement[2]	0.99%	0.74%

1.	Effective July 1, 2018, the Adviser has agreed to amend the Fund’s investment advisory agreement. Under the terms of the amended investment advisory agreement, the fund’s management fee was lowered from 0.70% to 0.65%. Accordingly, the “Management Fees” have been restated to reflect the reduced management fee.

2.	Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that the Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2019, so that Total Annual Fund Operating Expenses do not exceed 0.73%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “Acquired Funds Fees and Expenses”). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the one-year numbers shown below reflect the Adviser’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Investor Class	$101	$343	$604	$1,352
Institutional Class	$76	$265	$469	$1,061

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This supplement and the Prospectus provide the information a prospective investor should know about the Funds and should be retained for future reference. You may obtain the Prospectus without charge by calling the Funds at (855) 280-9648.